FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
FAIR VALUE MEASUREMENTS
Schedule of plan's assets at fair value within the fair value hierarchy and investments measured using the NAV per share practical expedient

	Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy
Mutual funds	$18,136,397	$—	$—	$18,136,397
Unitized stock fund	5,278,292	—	—	5,278,292
	23,414,689	—	—	23,414,689
Investments measured at NAV (a)
Collective investment trusts	—	—	—	1,118,235

Investments at fair value	$23,414,689	$—	$—	$24,532,924

	Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy
Mutual funds	$14,302,455	$—	$—	$14,302,455
Unitized stock fund	8,334,536	—	—	8,334,536
	22,636,991	—	—	22,636,991
Investments measured at NAV (a)
Collective investment trusts	—	—	—	1,192,046

Investments at fair value	$22,636,991	$—	$—	$23,829,037
(a)	In accordance with FASB Topic 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

				Redemption
				Frequency	Redemption
			Unfunded	(If Currently	Notice
	Fair Value		Commitments	Eligible)	Period
	2025	2024		2025 and 2024

Collective investment trusts	$1,118,235	$1,192,046	n/a	Daily	12 months